UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mega Cap Growth Index Fund ETF Shares - MGK

Mega Cap Growth Index Fund Institutional Shares - VMGAX

Vanguard Mega Cap Growth Index Fund

ETF Shares (MGK) NYSE Arca

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$27,852
Number of Portfolio Holdings	64
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	15.6%
Consumer Staples	0.4%
Financials	1.2%
Health Care	5.2%
Industrials	6.3%
Real Estate	1.3%
Technology	68.2%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3138

Vanguard Mega Cap Growth Index Fund

Institutional Shares (VMGAX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$27,852
Number of Portfolio Holdings	64
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Basic Materials	0.5%
Consumer Discretionary	15.6%
Consumer Staples	0.4%
Financials	1.2%
Health Care	5.2%
Industrials	6.3%
Real Estate	1.3%
Technology	68.2%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR838

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Mega Cap Growth Index Fund

Contents
Financial Statements	1

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (0.5%)
	Ecolab Inc.	487,230	129,613
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	6,142,387	1,279,275
*	Tesla Inc.	3,133,401	1,164,842
*	Netflix Inc.	5,091,209	489,520
	TJX Cos. Inc.	1,562,928	249,600
*	Uber Technologies Inc.	3,000,670	215,838
	Booking Holdings Inc.	47,105	198,327
	McDonald's Corp.	564,271	175,370
*	O'Reilly Automotive Inc.	1,544,497	142,572
	Marriott International Inc. Class A	415,242	135,813
*	Airbnb Inc. Class A	867,473	109,544
	Hilton Worldwide Holdings Inc.	328,358	99,847
*	AutoZone Inc.	25,752	86,985
			4,347,533
Consumer Staples (0.4%)
*	Monster Beverage Corp.	1,541,507	111,697
Financials (1.2%)
	Moody's Corp.	290,486	126,725
	S&P Global Inc.	290,300	123,476
	Interactive Brokers Group Inc. Class A	1,152,497	77,298
			327,499
Health Care (5.2%)
	Eli Lilly & Co.	960,628	883,556
*	Intuitive Surgical Inc.	501,900	231,371
*	Vertex Pharmaceuticals Inc.	404,174	180,480
*	Boston Scientific Corp.	2,436,940	152,918
			1,448,325
Industrials (6.3%)
	Visa Inc. Class A	1,813,309	548,054
	Mastercard Inc. Class A	961,228	480,287
	GE Vernova Inc.	363,473	317,276
*	Boeing Co.	1,098,393	218,613
	Sherwin-Williams Co.	312,003	100,013
	Cintas Corp.	483,522	81,783
			1,746,026
Real Estate (1.3%)
	Welltower Inc.	1,040,923	205,801
	Equinix Inc.	169,913	166,555
			372,356
Technology (68.2%)
	NVIDIA Corp.	21,954,606	3,828,883
	Apple Inc.	13,827,068	3,509,172
	Microsoft Corp.	6,782,733	2,510,764
	Alphabet Inc. Class A	5,339,630	1,535,464
	Broadcom Inc.	3,963,205	1,226,651
	Alphabet Inc. Class C	4,239,359	1,216,102
	Meta Platforms Inc. Class A	2,030,783	1,161,872
*	Advanced Micro Devices Inc.	2,046,268	416,272
*	Palantir Technologies Inc. Class A	2,696,548	394,451
	Lam Research Corp.	1,631,258	348,535
	Oracle Corp.	2,228,203	327,791
	KLA Corp.	184,658	271,892
	Amphenol Corp. Class A	1,769,442	223,569
*	Palo Alto Networks Inc.	1,238,209	198,510
	Intuit Inc.	422,970	182,884

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Sandisk Corp.	271,771	172,667
*	ServiceNow Inc.	1,604,167	167,716
*	Crowdstrike Holdings Inc. Class A	397,567	155,214
*	AppLovin Corp. Class A	383,092	152,471
	Salesforce Inc.	761,372	142,125
*	Cadence Design Systems Inc.	500,175	138,984
*	Synopsys Inc.	344,075	136,419
	Corning Inc.	911,200	123,896
	Marvell Technology Inc.	1,152,228	114,128
*	Adobe Inc.	434,985	105,736
*	Fortinet Inc.	1,052,337	85,997
*	Autodesk Inc.	349,030	83,558
*	Snowflake Inc.	514,752	77,635
			19,009,358
Telecommunications (1.1%)
*	Arista Networks Inc.	1,595,378	195,881
	T-Mobile US Inc.	512,256	107,589
			303,470
Total Common Stocks (Cost $20,900,063)			27,795,877
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $43,574)	435,752	43,571
Total Investments (100.0%) (Cost $20,943,637)			27,839,448
Other Assets and Liabilities—Net (0.0%)			12,346
Net Assets (100%)			27,851,794
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	9	4,305	22
E-mini S&P 500 Index	June 2026	3	986	(17)
				5

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Salesforce Inc.	8/31/2026	BANA	2,729	(3.590)	69	—
Visa Inc. Class A	8/31/2026	BANA	48,786	(3.630)	—	(457)
					69	(457)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,900,063)	27,795,877
Affiliated Issuers (Cost $43,574)	43,571
Total Investments in Securities	27,839,448
Investment in Vanguard	669
Cash	713
Cash Collateral Pledged—Futures Contracts	410
Cash Collateral Pledged—Over-the-Counter Swap Contracts	840
Receivables for Accrued Income	1,869
Receivables for Capital Shares Issued	8,894
Variation Margin Receivable—Futures Contracts	167
Unrealized Appreciation—Over-the-Counter Swap Contracts	69
Total Assets	27,853,079
Liabilities
Payables for Investment Securities Purchased	200
Payables for Capital Shares Redeemed	15
Payables to Vanguard	613
Unrealized Depreciation—Over-the-Counter Swap Contracts	457
Total Liabilities	1,285
Net Assets	27,851,794
At March 31, 2026, net assets consisted of:

Paid-in Capital	20,961,946
Total Distributable Earnings (Loss)	6,889,848
Net Assets	27,851,794

ETF Shares—Net Assets[1]
Applicable to 377,320,959 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,738,435
Net Asset Value Per Share—ETF Shares	$73.51

Institutional Shares—Net Assets
Applicable to 155,258 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,359
Net Asset Value Per Share—Institutional Shares	$730.13
1 Shares outstanding and Net Asset Value Per Share adjusted to reflect a 5-for-1 share split. See Notes to Financial Statements for further details.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends	62,401
Interest[1]	1,579
Securities Lending—Net	—
Total Income	63,980
Expenses
The Vanguard Group—Note C
Investment Advisory Services	208
Management and Administrative—ETF Shares	8,878
Management and Administrative—Institutional Shares	29
Marketing and Distribution—ETF Shares	664
Marketing and Distribution—Institutional Shares	2
Custodian Fees	85
Shareholders’ Reports—ETF Shares	74
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	9
Other Expenses	19
Total Expenses	9,968
Net Investment Income	54,012
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,425,769
Futures Contracts	(1,669)
Swap Contracts	(6,055)
Realized Net Gain (Loss)	1,418,045
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,104,717)
Futures Contracts	(137)
Swap Contracts	(381)
Change in Unrealized Appreciation (Depreciation)	(4,105,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,633,178)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,477, ($21), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,793,481 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,012	108,665
Realized Net Gain (Loss)	1,418,045	1,981,554
Change in Unrealized Appreciation (Depreciation)	(4,105,235)	4,050,422
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,633,178)	6,140,641
Distributions
ETF Shares	(54,957)	(114,693)
Institutional Shares	(208)	(414)
Total Distributions	(55,165)	(115,107)
Capital Share Transactions
ETF Shares	(779,147)	2,234,761
Institutional Shares	16,394	31,932
Net Increase (Decrease) from Capital Share Transactions	(762,753)	2,266,693
Total Increase (Decrease)	(3,451,096)	8,292,227
Net Assets
Beginning of Period	31,302,890	23,010,663
End of Period	27,851,794	31,302,890

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[2]	Six Months Ended March 31,	Year Ended September 30,	September 1, 2024[1] to September 30, 2024	Year Ended August 31,
	2026	2025		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.49	$64.37	$62.97	$48.25	$39.04	$49.70	$39.25
Investment Operations
Net Investment Income[3]	.139	.294	.020	.279	.250	.230	.244
Net Realized and Unrealized Gain (Loss) on Investments	(6.976)	16.136	1.455	14.712	9.208	(10.678)	10.456
Total from Investment Operations	(6.837)	16.430	1.475	14.991	9.458	(10.448)	10.700
Distributions
Dividends from Net Investment Income	(.143)	(.310)	(.075)	(.271)	(.248)	(.212)	(.250)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.143)	(.310)	(.075)	(.271)	(.248)	(.212)	(.250)
Net Asset Value, End of Period	$73.51	$80.49	$64.37	$62.97	$48.25	$39.04	$49.70
Total Return	-8.50%	25.58%	2.35%	31.16%	24.39%	-21.08%	27.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,738	$31,195	$22,954	$21,996	$14,376	$11,168	$12,714
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[4]	0.07%[5]	0.07%[5]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.42%	0.40%[4]	0.51%	0.62%	0.51%	0.58%
Portfolio Turnover Rate[6]	6%	14%	6%	14%	7%	5%	8%
1	The fund's fiscal year end has been changed from August 31, to September 30.
2	Adjusted to reflect a 5-for-1 share split. See Notes to Financial Statements for further details.
3	Calculated based on average shares outstanding.
4	The expense ratio and net investment income ratio for the current period have been annualized.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31,	Year Ended September 30,	September 1, 2024[1] to September 30, 2024	Year Ended August 31,
	2026	2025		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$799.42	$639.36	$625.40	$479.23	$387.74	$493.61	$389.78
Investment Operations
Net Investment Income[2]	1.405	2.976	.202	2.817	2.517	2.279	2.498
Net Realized and Unrealized Gain (Loss) on Investments	(69.243)	160.240	14.516	146.093	91.475	(106.001)	103.822
Total from Investment Operations	(67.838)	163.216	14.718	148.910	93.992	(103.722)	106.320
Distributions
Dividends from Net Investment Income	(1.452)	(3.156)	(.758)	(2.740)	(2.502)	(2.148)	(2.489)
Distributions from Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(1.452)	(3.156)	(.758)	(2.740)	(2.502)	(2.148)	(2.489)
Net Asset Value, End of Period	$730.13	$799.42	$639.36	$625.40	$479.23	$387.74	$493.61
Total Return	-8.49%	25.59%	2.35%	31.17%	24.41%	-21.07%	27.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113	$108	$57	$43	$32	$27	$46
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]	0.06%[4]	0.06%[4]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.43%	0.42%[3]	0.52%	0.63%	0.50%	0.62%
Portfolio Turnover Rate[5]	6%	14%	6%	14%	7%	5%	8%
1	The fund's fiscal year end has been changed from August 31, to September 30.
2	Calculated based on average shares outstanding.
3	The expense ratio and net investment income ratio for the current period have been annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved a 5-for-1 share split of the fund's ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owns shares as of the close of trading on that date received four additional shares for every share held. Effective April 21, 2026 the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
In July 2024, the board of trustees approved a change in the fund’s fiscal year end from August 31 to September 30. This change became effective September 1, 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Mega Cap Growth Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $669,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mega Cap Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,795,877	—	—	27,795,877
Temporary Cash Investments	43,571	—	—	43,571
Total	27,839,448	—	—	27,839,448
Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Swap Contracts	—	69	—	69
Total	22	69	—	91
Liabilities
Futures Contracts[1]	(17)	—	—	(17)
Swap Contracts	—	(457)	—	(457)
Total	(17)	(457)	—	(474)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,953,006
Gross Unrealized Appreciation	7,444,160
Gross Unrealized Depreciation	(557,713)
Net Unrealized Appreciation (Depreciation)	6,886,447
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2025, the fund had available capital losses totaling $1,415,431,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended March 31, 2026, the fund purchased $1,993,158,000 of investment securities and sold $1,995,335,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,502,174,000 and $3,278,236,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $1,083,317,000 and sales were $1,426,674,000, resulting in net realized loss of $308,474,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31,		Year Ended September 30,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	2,560,900	31,375	6,711,754	94,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,340,047)	(41,625)	(4,476,993)	(63,500)
Net Increase (Decrease)—ETF Shares	(779,147)	(10,250)	2,234,761	31,000

Mega Cap Growth Index Fund
	Six Months Ended March 31,		Year Ended September 30,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	23,691	30	50,227	72
Issued in Lieu of Cash Distributions	208	—	414	1
Redeemed	(7,505)	(10)	(18,709)	(27)
Net Increase (Decrease)—Institutional Shares	16,394	20	31,932	46
1	Shares adjusted to reflect a 5-for-1 share split.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8382 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Mega-Cap Growth Index Fund

A majority of independent trustees of the board of Vanguard Mega Cap Growth Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Fund Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, fund management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and funds, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.